JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

December 19, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of

JPMorgan Market Neutral Fund (the “Fund”), formerly the

Highbridge Statistical Market Neutral Fund

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

We hereby submit for filing via EDGAR, on behalf of the Trust, Post-Effective Amendment No. 311 (Amendment No. 312 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”) pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”). The purpose of this filing is to reflect changes to the name, investment objective, investment strategy, investment advisory fee and portfolio management team of the Fund.

Should you have any questions or comments, please contact the undersigned at 212-648-2085.

Very truly yours,
/s/ John T. Fitzgerald
John T. Fitzgerald
Assistant Secretary

cc: Vincent Di Stefano